EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the share-based payments expense during the year ended December 31, 2025, 2024, and 2023:

	For the Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
Employees and directors share-based payments	$1,354,663	(a)	$820,400	(a)	$1,360,000	(a)
Shares issued for services	$-		$136,000	(a)	$204,000	(a)
	$1,354,663		$956,400		$1,564,000